LONG-TERM BANK DEBT (Tables)	12 Months Ended
Dec. 31, 2013
LONG-TERM BANK DEBT [Abstract]
Schedule of Currency, Linkage Terms, and Interest Rates

	Interest rate		December 31,
	2012	2013	2012	2013
	%

In or linked to NIS	3.59	3.33	$39	$6
In or linked to US$	-	3.65	-	2,375

			39	2,381
Less - current maturities			33	506

			$6	$1,875
Weighted average interest rates at the end of the year	3.59	3.65

Schedule of Aggregate Annual Maturities

2014	$506
2015	500
2016	500
2017	500
2018	375

$2,381